Carrying Amount and Classification of Assets and Liabilities on the MHFG Group's Balance Sheets that Relate to its Variable Interests in the Significant Unconsolidated VIEs (Detail) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	¥ 30,945,553,000,000	¥ 28,105,899,000,000
Loans	65,306,370,000,000	63,955,284,000,000
Total	166,361,633,000,000	161,985,670,000,000	158,351,500,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities	16,977,390,000,000	16,696,406,000,000
Payables under securities lending transactions	7,840,571,000,000	5,607,534,000,000
Total	161,714,609,000,000	157,950,314,000,000
Maximum exposure to loss	367,000,000,000	310,000,000,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	46,000,000,000	72,000,000,000
Investments	202,000,000,000	201,000,000,000
Loans	120,000,000,000	59,000,000,000
Total	368,000,000,000	332,000,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities	0	1,000,000,000
Payables under securities lending transactions	15,000,000,000	23,000,000,000
Total	15,000,000,000	24,000,000,000
Maximum exposure to loss	¥ 367,000,000,000	¥ 310,000,000,000